                SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION
            FOR THE MANUFACTURERS LIFE INSURANCE COMPANY OF NEW YORK
                               SEPARATE ACCOUNT A

                            DATED SEPTEMBER 16, 2002

The "Performance Data" section of the Statement of Additional Information is amended to add performance data as follows:

              NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FIGURES
               (ASSUMING REDEMPTION AT THE END OF THE TIME PERIOD)
    (NOT REFLECTING THE OPTIONAL PAYMENT CREDIT RIDER FEE OR GRIB RIDER FEE)
                       CALCULATED AS OF DECEMBER 31, 2001

                                                                     SINCE INCEPTION OR
                                                                    10 YEARS WHICHEVER IS
PORTFOLIO                                      1 YEAR     5 YEAR           SHORTER          INCEPTION DATE
----------------------------------------------------------------------------------------------------------
Alger American Balanced Portfolio              -8.82%     11.76%           10.11%              9/4/1989
----------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio     -21.72%     13.88%           20.65%              1/25/1995
----------------------------------------------------------------------------------------------------------
Credit SuisseTrust-Emerging Markets
Portfolio                                     -15.70%      N/A             -4.36%             12/31/1997
----------------------------------------------------------------------------------------------------------
Credit Suisse Trust-Global Post-Venture
Capital Portfolio                             -33.30%     0.47%             0.09%              9/30/1996
----------------------------------------------------------------------------------------------------------
Dreyfus I.P. MidCap Stock Portfolio            -9.88%      N/A              0.38%             10/15/1993
----------------------------------------------------------------------------------------------------------
Dreyfus Socially Responsible Growth
Fund, Inc. Portfolio                          -27.94%     5.83%            10.68%              5/1/1998
----------------------------------------------------------------------------------------------------------
INVESCO VIF-Utilities Fund Portfolio          -36.80%     3.40%             5.36%              1/3/1995
----------------------------------------------------------------------------------------------------------
Scudder 21st Century Growth Portfolio         -28.55%      N/A             -1.74%              5/3/1999
----------------------------------------------------------------------------------------------------------
Scudder Capital Growth Portfolio              -24.97%     8.02%             9.57%              5/3/1999
----------------------------------------------------------------------------------------------------------
Scudder Global Discovery Portfolio            -29.90%     6.72%             6.84%              5/1/1997
----------------------------------------------------------------------------------------------------------
Scudder Growth and Income Portfolio           -17.47%     2.67%             8.79%              1/1/1990
----------------------------------------------------------------------------------------------------------
Scudder Health Sciences Portfolio               N/A        N/A             -0.47%              5/1/1996
----------------------------------------------------------------------------------------------------------
Scudder International Portfolio               -35.32%     -0.79%            4.47%              5/5/1998
----------------------------------------------------------------------------------------------------------
Scudder Aggressive Growth Portfolio           -27.86%      N/A             -2.52%              5/1/1996
----------------------------------------------------------------------------------------------------------
Scudder Blue Chip Portfolio                   -21.92%      N/A              1.62%              1/1/1990
----------------------------------------------------------------------------------------------------------
Scudder Contrarian Value Portfolio             -6.80%     1.02%             3.84%              1/1/1990
----------------------------------------------------------------------------------------------------------
Scudder Global Blue Chip Portfolio            -23.69%      N/A             -3.71%              5/2/1994
----------------------------------------------------------------------------------------------------------
Scudder Government Securities Portfolio        -3.65%     -1.35%           -1.43%              5/1/2001
----------------------------------------------------------------------------------------------------------
Scudder Growth Portfolio                      -34.10%     -9.84%           -2.82%              1/1/1990
----------------------------------------------------------------------------------------------------------
Scudder High Income Portfolio                 -15.98%     -9.80%           -3.93%              1/1/1990
----------------------------------------------------------------------------------------------------------
Scudder International Select Equity
Portfolio                                     -40.26%    -11.02%           -1.78%              1/6/1992
----------------------------------------------------------------------------------------------------------
Scudder Investment Grade Bond Portfolio        -6.26%     0.02%             0.60%              5/1/1996
----------------------------------------------------------------------------------------------------------

                                                                     SINCE INCEPTION OR
                                                                    10 YEARS WHICHEVER IS
PORTFOLIO                                      1 YEAR     5 YEAR           SHORTER          INCEPTION DATE
----------------------------------------------------------------------------------------------------------
Scudder Money Market Portfolio                 -3.34%     2.72%             1.06%              1/1/1990
----------------------------------------------------------------------------------------------------------
Scudder Small Cap Growth Portfolio            -43.55%     -6.32%            2.43%              5/2/1994
----------------------------------------------------------------------------------------------------------
Scudder Technology Growth Portfolio           -37.05%      N/A             -5.70%              5/3/1999
----------------------------------------------------------------------------------------------------------
Scudder Total Return Portfolio                -18.29%     -5.42%           -2.31%              1/1/1990
----------------------------------------------------------------------------------------------------------
SVS Davis Venture Value Portfolio               N/A        N/A             -11.15%             5/1/2001
----------------------------------------------------------------------------------------------------------
SVS Dreman Financial Services Portfolio       -12.86%      N/A             -0.80%              5/4/1998
----------------------------------------------------------------------------------------------------------
SVS Dreman High Return Equity Portfolio        -6.55%      N/A             -0.51%              5/4/1998
----------------------------------------------------------------------------------------------------------
SVS Dreman Small Cap Value Portfolio           9.70%      2.96%             2.91%              5/1/1996
----------------------------------------------------------------------------------------------------------
SVS Eagle Focused Large Cap Growth
Portfolio                                     -22.71%      N/A             -6.04%             10/29/1999
----------------------------------------------------------------------------------------------------------
SVS Focus Value + Growth Portfolio            -25.78%     0.71%             3.10%              5/1/1996
----------------------------------------------------------------------------------------------------------
SVS Index 500 Portfolio                       -18.61%      N/A             -9.78%              9/1/1999
----------------------------------------------------------------------------------------------------------
SVS INVESCO Dynamic Growth Portfolio            N/A        N/A             -17.65%             5/1/2001
----------------------------------------------------------------------------------------------------------
SVS Janus Growth And Income Portfolio         -18.95%      N/A             -8.02%             10/29/1999
----------------------------------------------------------------------------------------------------------
SVS Janus Growth Opportunities Portfolio      -28.88%      N/A             -13.76%            10/29/1999
----------------------------------------------------------------------------------------------------------
SVS MFS Strategic Value Portfolio               N/A        N/A               N/A               5/1/2002
----------------------------------------------------------------------------------------------------------
SVS Oak Strategic Equity Portfolio              N/A        N/A             -28.79%             5/1/2001
----------------------------------------------------------------------------------------------------------
SVS Turner Mid-Cap Growth Portfolio             N/A        N/A             -17.37%             5/1/2001
----------------------------------------------------------------------------------------------------------

      (A) Performance for each of these sub-accounts is based upon the historical performance of the portfolio, adjusted to reflect current contract charges.

      (B) 10 year average annual return.

              NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FIGURES
             (ASSUMING NO REDEMPTION AT THE END OF THE TIME PERIOD)
    (NOT REFLECTING THE OPTIONAL PAYMENT CREDIT RIDER FEE OR GRIB RIDER FEE)
                       CALCULATED AS OF DECEMBER 31, 2001

                                                                     SINCE INCEPTION OR
                                                                   10 YEARS WHICHEVER IS
PORTFOLIO                                      1 YEAR     5 YEAR           SHORTER         INCEPTION DATE
----------------------------------------------------------------------------------------------------------
Alger American Balanced Portfolio              -3.59%     12.31%           10.14%             9/4/1989
----------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio     -17.31%     14.38%           20.76%             1/25/1995
----------------------------------------------------------------------------------------------------------
Credit SuisseTrust-Emerging Markets
Portfolio                                     -10.91%      N/A             -3.22%            12/31/1997
----------------------------------------------------------------------------------------------------------
Credit Suisse Trust-Global Post-Venture
Capital Portfolio                             -29.64%     1.26%             0.66%             9/30/1996
----------------------------------------------------------------------------------------------------------
Dreyfus I.P. MidCap Stock Portfolio            -4.72%      N/A              1.71%            10/15/1993
----------------------------------------------------------------------------------------------------------

                                                                     SINCE INCEPTION OR
                                                                   10 YEARS WHICHEVER IS
PORTFOLIO                                      1 YEAR     5 YEAR           SHORTER         INCEPTION DATE
----------------------------------------------------------------------------------------------------------
Dreyfus Socially Responsible Growth
Fund, Inc. Portfolio                          -23.93%     6.49%            10.71%             5/1/1998
----------------------------------------------------------------------------------------------------------
INVESCO VIF-Utilities Fund Portfolio          -33.36%     4.13%             5.60%             1/3/1995
----------------------------------------------------------------------------------------------------------
Scudder 21st Century Growth Portfolio         -24.58%      N/A              0.02%             5/3/1999
----------------------------------------------------------------------------------------------------------
Scudder Capital Growth Portfolio              -20.77%     8.63%             9.60%             5/3/1999
----------------------------------------------------------------------------------------------------------
Scudder Global Discovery Portfolio            -26.01%     7.37%             7.27%             5/1/1997
----------------------------------------------------------------------------------------------------------
Scudder Growth and Income Portfolio           -12.79%     3.42%             8.83%             1/1/1990
----------------------------------------------------------------------------------------------------------
Scudder Health Sciences Portfolio               N/A        N/A              5.29%             5/1/1996
----------------------------------------------------------------------------------------------------------
Scudder International Portfolio               -31.78%     -0.02%            4.50%             5/5/1998
----------------------------------------------------------------------------------------------------------
Scudder Aggressive Growth Portfolio           -23.84%      N/A             -0.78%             5/1/1996
----------------------------------------------------------------------------------------------------------
Scudder Blue Chip Portfolio                   -17.52%      N/A              2.46%             1/1/1990
----------------------------------------------------------------------------------------------------------
Scudder Contrarian Value Portfolio             -1.43%     1.81%             4.32%             1/1/1990
----------------------------------------------------------------------------------------------------------
Scudder Global Blue Chip Portfolio            -19.41%      N/A             -2.45%             5/2/1994
----------------------------------------------------------------------------------------------------------
Scudder Government Securities Portfolio        1.91%      -0.58%           -1.38%             5/1/2001
----------------------------------------------------------------------------------------------------------
Scudder Growth Portfolio                      -30.48%     -9.17%           -2.78%             1/1/1990
----------------------------------------------------------------------------------------------------------
Scudder High Income Portfolio                 -11.20%     -9.13%           -3.88%             1/1/1990
----------------------------------------------------------------------------------------------------------
Scudder International Select Equity
Portfolio                                     -37.04%    -10.37%           -1.74%             1/6/1992
----------------------------------------------------------------------------------------------------------
Scudder Investment Grade Bond Portfolio        -0.87%     0.80%             1.14%             5/1/1996
----------------------------------------------------------------------------------------------------------
Scudder Money Market Portfolio                 2.24%      3.47%             1.12%             1/1/1990
----------------------------------------------------------------------------------------------------------
Scudder Small Cap Growth Portfolio            -40.54%     -5.62%            2.47%             5/2/1994
----------------------------------------------------------------------------------------------------------
Scudder Technology Growth Portfolio           -33.62%      N/A             -4.03%             5/3/1999
----------------------------------------------------------------------------------------------------------
Scudder Total Return Portfolio                -13.66%     -4.70%           -2.26%             1/1/1990
----------------------------------------------------------------------------------------------------------
SVS Davis Venture Value Portfolio               N/A        N/A             -6.07%             5/1/2001
----------------------------------------------------------------------------------------------------------
SVS Dreman Financial Services Portfolio        -7.89%      N/A              0.52%             5/4/1998
----------------------------------------------------------------------------------------------------------
SVS Dreman High Return Equity Portfolio        -1.17%      N/A              0.80%             5/4/1998
----------------------------------------------------------------------------------------------------------
SVS Dreman Small Cap Value Portfolio           15.75%     3.71%             3.41%             5/1/1996
----------------------------------------------------------------------------------------------------------
SVS Eagle Focused Large Cap Growth
Portfolio                                     -18.37%      N/A             -3.98%            10/29/1999
----------------------------------------------------------------------------------------------------------
SVS Focus Value + Growth Portfolio            -21.63%     1.49%             3.59%             5/1/1996
----------------------------------------------------------------------------------------------------------
SVS Index 500 Portfolio                       -14.00%      N/A             -7.96%             9/1/1999
----------------------------------------------------------------------------------------------------------
SVS INVESCO Dynamic Growth Portfolio            N/A        N/A             -12.98%            5/1/2001
----------------------------------------------------------------------------------------------------------
SVS Janus Growth And Income Portfolio         -14.37%      N/A             -6.02%            10/29/1999
----------------------------------------------------------------------------------------------------------

                                                                     SINCE INCEPTION OR
                                                                   10 YEARS WHICHEVER IS
PORTFOLIO                                      1 YEAR     5 YEAR           SHORTER         INCEPTION DATE
----------------------------------------------------------------------------------------------------------
SVS Janus Growth Opportunities Portfolio      -24.93%      N/A             -11.90%           10/29/1999
----------------------------------------------------------------------------------------------------------
SVS MFS Strategic Value Portfolio               N/A        N/A               N/A              5/1/2002
----------------------------------------------------------------------------------------------------------
SVS Oak Strategic Equity Portfolio              N/A        N/A             -24.84%            5/1/2001
----------------------------------------------------------------------------------------------------------
SVS Turner Mid-Cap Growth Portfolio             N/A        N/A             -12.69%            5/1/2001
----------------------------------------------------------------------------------------------------------

      (A) Performance for each of these sub-accounts is based upon the historical performance of the portfolio, adjusted to reflect current contract charges.

      (B) 10 year average annual return.

              NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FIGURES
               (ASSUMING REDEMPTION AT THE END OF THE TIME PERIOD)
      (REFLECTING THE OPTIONAL PAYMENT CREDIT RIDER FEE AND GRIB RIDER FEE)
                       CALCULATED AS OF DECEMBER 31, 2001

                                                                     SINCE INCEPTION OR
                                                                   10 YEARS WHICHEVER IS
PORTFOLIO                                      1 YEAR    5 YEAR            SHORTER           INCEPTION DATE
-----------------------------------------------------------------------------------------------------------
Alger American Balanced Portfolio             -11.15%    10.98%             9.44%               9/4/1989
-----------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio     -23.73%    13.13%            20.01%               1/25/1995
-----------------------------------------------------------------------------------------------------------
Credit SuisseTrust-Emerging Markets
Portfolio                                     -17.87%     N/A              -5.47%              12/31/1997
-----------------------------------------------------------------------------------------------------------
Credit Suisse Trust-Global Post-Venture
Capital Portfolio                             -35.03%    -0.35%            -0.82%               9/30/1996
-----------------------------------------------------------------------------------------------------------
Dreyfus I.P. MidCap Stock Portfolio           -12.18%     N/A              -0.85%              10/15/1993
-----------------------------------------------------------------------------------------------------------
Dreyfus Socially Responsible Growth
Fund, Inc. Portfolio                          -29.80%    5.03%             10.04%               5/1/1998
-----------------------------------------------------------------------------------------------------------
INVESCO VIF-Utilities Fund Portfolio          -38.44%    2.58%              4.60%               1/3/1995
-----------------------------------------------------------------------------------------------------------
Scudder 21st Century Growth Portfolio         -30.40%     N/A              -3.09%               5/3/1999
-----------------------------------------------------------------------------------------------------------
Scudder Capital Growth Portfolio              -26.90%    7.24%              8.93%               5/3/1999
-----------------------------------------------------------------------------------------------------------
Scudder Global Discovery Portfolio            -31.71%    5.91%              6.04%               5/1/1997
-----------------------------------------------------------------------------------------------------------
Scudder Growth and Income Portfolio           -19.59%    1.82%              8.09%               1/1/1990
-----------------------------------------------------------------------------------------------------------
Scudder Health Sciences Portfolio               N/A       N/A              -2.89%               5/1/1996
-----------------------------------------------------------------------------------------------------------
Scudder International Portfolio               -37.00%    -1.60%             3.82%               5/5/1998
-----------------------------------------------------------------------------------------------------------
Scudder Aggressive Growth Portfolio           -29.72%     N/A              -3.86%               5/1/1996
-----------------------------------------------------------------------------------------------------------
Scudder Blue Chip Portfolio                   -23.93%     N/A               0.74%               1/1/1990
-----------------------------------------------------------------------------------------------------------
Scudder Contrarian Value Portfolio             -9.18%    0.18%              2.99%               1/1/1990
-----------------------------------------------------------------------------------------------------------
Scudder Global Blue Chip Portfolio            -25.66%     N/A              -4.89%               5/2/1994
-----------------------------------------------------------------------------------------------------------
Scudder Government Securities Portfolio        -6.11%    -2.25%            -2.26%               5/1/2001
-----------------------------------------------------------------------------------------------------------

                                                                     SINCE INCEPTION OR
                                                                   10 YEARS WHICHEVER IS
PORTFOLIO                                      1 YEAR    5 YEAR            SHORTER           INCEPTION DATE
-----------------------------------------------------------------------------------------------------------
Scudder Growth Portfolio                      -35.81%   -10.69%            -3.56%               1/1/1990
-----------------------------------------------------------------------------------------------------------
Scudder High Income Portfolio                 -18.13%   -10.69%            -4.72%               1/1/1990
-----------------------------------------------------------------------------------------------------------
Scudder International Select Equity
Portfolio                                     -41.82%   -11.84%            -2.46%               1/6/1992
-----------------------------------------------------------------------------------------------------------
Scudder Investment Grade Bond Portfolio        -8.66%    -0.86%            -0.29%               5/1/1996
-----------------------------------------------------------------------------------------------------------
Scudder Money Market Portfolio                 -5.81%    1.81%              0.27%               1/1/1990
-----------------------------------------------------------------------------------------------------------
Scudder Small Cap Growth Portfolio            -45.03%    -7.12%             1.67%               5/2/1994
-----------------------------------------------------------------------------------------------------------
Scudder Technology Growth Portfolio           -38.68%     N/A              -6.99%               5/3/1999
-----------------------------------------------------------------------------------------------------------
Scudder Total Return Portfolio                -20.38%    -6.29%            -3.11%               1/1/1990
-----------------------------------------------------------------------------------------------------------
SVS Davis Venture Value Portfolio               N/A       N/A              -13.32%              5/1/2001
-----------------------------------------------------------------------------------------------------------
SVS Dreman Financial Services Portfolio       -15.09%     N/A              -2.04%               5/4/1998
-----------------------------------------------------------------------------------------------------------
SVS Dreman High Return Equity Portfolio        -8.94%     N/A              -1.76%               5/4/1998
-----------------------------------------------------------------------------------------------------------
SVS Dreman Small Cap Value Portfolio           6.97%     2.04%              1.99%               5/1/1996
-----------------------------------------------------------------------------------------------------------
SVS Eagle Focused Large Cap Growth
Portfolio                                     -24.70%     N/A              -7.61%              10/29/1999
-----------------------------------------------------------------------------------------------------------
SVS Focus Value + Growth Portfolio            -27.69%    -0.11%             2.27%               5/1/1996
-----------------------------------------------------------------------------------------------------------
SVS Index 500 Portfolio                       -20.70%     N/A              -11.23%              9/1/1999
-----------------------------------------------------------------------------------------------------------
SVS INVESCO Dynamic Growth Portfolio            N/A       N/A              -19.67%              5/1/2001
-----------------------------------------------------------------------------------------------------------
SVS Janus Growth And Income Portfolio         -21.03%     N/A              -9.58%              10/29/1999
-----------------------------------------------------------------------------------------------------------
SVS Janus Growth Opportunities Portfolio      -30.72%     N/A              -15.25%             10/29/1999
-----------------------------------------------------------------------------------------------------------
SVS MFS Strategic Value Portfolio               N/A       N/A                N/A                5/1/2002
-----------------------------------------------------------------------------------------------------------
SVS Oak Strategic Equity Portfolio              N/A       N/A              -30.54%              5/1/2001
-----------------------------------------------------------------------------------------------------------
SVS Turner Mid-Cap Growth Portfolio             N/A       N/A              -19.39%              5/1/2001
-----------------------------------------------------------------------------------------------------------

      (A) Performance for each of these sub-accounts is based upon the historical performance of the portfolio, adjusted to reflect current contract charges.

      (B) 10 year average annual return.

              NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FIGURES
             (ASSUMING NO REDEMPTION AT THE END OF THE TIME PERIOD)
      (REFLECTING THE OPTIONAL PAYMENT CREDIT RIDER FEE AND GRIB RIDER FEE)
                       CALCULATED AS OF DECEMBER 31, 2001

                                                                      SINCE INCEPTION OR
                                                                    10 YEARS WHICHEVER IS
PORTFOLIO                                      1 YEAR     5 YEAR            SHORTER         INCEPTION DATE
-----------------------------------------------------------------------------------------------------------
Alger American Balanced Portfolio              -4.24%     11.66%             9.48%             9/4/1989
-----------------------------------------------------------------------------------------------------------

                                                                      SINCE INCEPTION OR
                                                                    10 YEARS WHICHEVER IS
PORTFOLIO                                      1 YEAR     5 YEAR            SHORTER         INCEPTION DATE
-----------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio     -17.92%     13.76%            20.20%             1/25/1995
-----------------------------------------------------------------------------------------------------------
Credit SuisseTrust-Emerging Markets
Portfolio                                     -11.54%      N/A              -3.91%            12/31/1997
-----------------------------------------------------------------------------------------------------------
Credit Suisse Trust-Global Post-Venture
Capital Portfolio                             -30.20%     0.62%              0.00%             9/30/1996
-----------------------------------------------------------------------------------------------------------
Dreyfus I.P. MidCap Stock Portfolio            -5.37%      N/A               1.08%            10/15/1993
-----------------------------------------------------------------------------------------------------------
Dreyfus Socially Responsible Growth
Fund, Inc. Portfolio                          -24.52%     5.88%             10.11%             5/1/1998
-----------------------------------------------------------------------------------------------------------
INVESCO VIF-Utilities Fund Portfolio          -33.91%     3.50%              5.01%             1/3/1995
-----------------------------------------------------------------------------------------------------------
Scudder 21st Century Growth Portfolio         -25.16%      N/A              -0.52%             5/3/1999
-----------------------------------------------------------------------------------------------------------
Scudder Capital Growth Portfolio              -21.36%     8.02%              8.96%             5/3/1999
-----------------------------------------------------------------------------------------------------------
Scudder Global Discovery Portfolio            -26.59%     6.73%              6.66%             5/1/1997
-----------------------------------------------------------------------------------------------------------
Scudder Growth and Income Portfolio           -13.42%     2.77%              8.24%             1/1/1990
-----------------------------------------------------------------------------------------------------------
Scudder Health Sciences Portfolio               N/A        N/A               7.64%             5/1/1996
-----------------------------------------------------------------------------------------------------------
Scudder International Portfolio               -32.34%     -0.66%             3.85%             5/5/1998
-----------------------------------------------------------------------------------------------------------
Scudder Aggressive Growth Portfolio           -24.43%      N/A              -1.32%             5/1/1996
-----------------------------------------------------------------------------------------------------------
Scudder Blue Chip Portfolio                   -18.13%      N/A               1.87%             1/1/1990
-----------------------------------------------------------------------------------------------------------
Scudder Contrarian Value Portfolio             -2.10%     1.15%              3.70%             1/1/1990
-----------------------------------------------------------------------------------------------------------
Scudder Global Blue Chip Portfolio            -20.01%      N/A              -3.05%             5/2/1994
-----------------------------------------------------------------------------------------------------------
Scudder Government Securities Portfolio        1.23%      -1.30%            -2.20%             5/1/2001
-----------------------------------------------------------------------------------------------------------
Scudder Growth Portfolio                      -31.05%     -9.88%            -3.51%             1/1/1990
-----------------------------------------------------------------------------------------------------------
Scudder High Income Portfolio                 -11.83%     -9.87%            -4.66%             1/1/1990
-----------------------------------------------------------------------------------------------------------
Scudder International Select Equity
Portfolio                                     -37.58%    -11.04%            -2.36%             1/6/1992
-----------------------------------------------------------------------------------------------------------
Scudder Investment Grade Bond Portfolio        -1.53%     0.10%              0.48%             5/1/1996
-----------------------------------------------------------------------------------------------------------
Scudder Money Market Portfolio                 1.56%      2.78%              0.33%             1/1/1990
-----------------------------------------------------------------------------------------------------------
Scudder Small Cap Growth Portfolio            -41.07%     -6.26%             1.88%             5/2/1994
-----------------------------------------------------------------------------------------------------------
Scudder Technology Growth Portfolio           -34.17%      N/A              -4.54%             5/3/1999
-----------------------------------------------------------------------------------------------------------
Scudder Total Return Portfolio                -14.28%     -5.41%            -3.06%             1/1/1990
-----------------------------------------------------------------------------------------------------------
SVS Davis Venture Value Portfolio               N/A        N/A              -9.26%             5/1/2001
-----------------------------------------------------------------------------------------------------------
SVS Dreman Financial Services Portfolio        -8.53%      N/A              -0.13%             5/4/1998
-----------------------------------------------------------------------------------------------------------
SVS Dreman High Return Equity Portfolio        -1.84%      N/A               0.16%             5/4/1998
-----------------------------------------------------------------------------------------------------------
SVS Dreman Small Cap Value Portfolio           15.02%     3.00%              2.74%             5/1/1996
-----------------------------------------------------------------------------------------------------------

                                                                      SINCE INCEPTION OR
                                                                    10 YEARS WHICHEVER IS
PORTFOLIO                                      1 YEAR     5 YEAR            SHORTER         INCEPTION DATE
-----------------------------------------------------------------------------------------------------------
SVS Eagle Focused Large Cap Growth
Portfolio                                     -18.97%      N/A              -4.61%            10/29/1999
-----------------------------------------------------------------------------------------------------------
SVS Focus Value + Growth Portfolio            -22.23%     0.86%              3.00%             5/1/1996
-----------------------------------------------------------------------------------------------------------
SVS Index 500 Portfolio                       -14.62%      N/A              -8.56%             9/1/1999
-----------------------------------------------------------------------------------------------------------
SVS INVESCO Dynamic Growth Portfolio            N/A        N/A              -19.07%            5/1/2001
-----------------------------------------------------------------------------------------------------------
SVS Janus Growth And Income Portfolio         -14.99%      N/A              -6.65%            10/29/1999
-----------------------------------------------------------------------------------------------------------
SVS Janus Growth Opportunities Portfolio      -25.51%      N/A              -12.52%           10/29/1999
-----------------------------------------------------------------------------------------------------------
SVS MFS Strategic Value Portfolio               N/A        N/A                N/A              5/1/2002
-----------------------------------------------------------------------------------------------------------
SVS Oak Strategic Equity Portfolio              N/A        N/A              -34.99%            5/1/2001
-----------------------------------------------------------------------------------------------------------
SVS Turner Mid-Cap Growth Portfolio             N/A        N/A              -18.65%            5/1/2001
-----------------------------------------------------------------------------------------------------------

      (A) Performance for each of these sub-accounts is based upon the historical performance of the portfolio, adjusted to reflect current contract charges.

      (B) 10 year average annual return.

                        SUPPLEMENT DATED DECEMBER 6, 2002

NY Wealthmark.SuppSAI 12/6/2002